Commitments and Contingencies (Details Narrative)			1 Months Ended		12 Months Ended
	Aug. 11, 2021 USD ($) shares	Aug. 01, 2021 USD ($) shares	Apr. 15, 2021 USD ($)	Jan. 02, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 27, 2021 USD ($) $ / shares shares	Nov. 25, 2020 shares	Jan. 01, 2020 USD ($)
Commitments and Contingencies
Office Space | ft²					1,250
Product Development Facility Area | ft²					8,517
Contract Amount For Construction In Progress					$ 670,000
Outstanding Contract Amount For Construction In Progress					464,000
Monthly Salary	$ 230,000	$ 12,000	$ 250,000
Monthly Salary Equivalent To Taiwan Dollors	$ 8,214		$ 8,929
Annual Compensation In The Form Of Cash Percentage Range	10-30		10-30
Vesting Stock Options | shares		500,000
Bonus Of Shares | shares	10,000
Warrants Issued | shares								452,617
Non-convertible Note Issued Principal Amount									$ 84,000
Converted Into Shares Of Common Stock | shares							413,368
Conversion Price Of Per Share | $ / shares							$ 0.25
Annual Salary				$ 70,000	240,000	$ 240,000
Shares Payable Quarterly Based On The Average Share Price				$ 1,000	100,000	100,000
Principal And Accrued Interest Amount							$ 103,342
Covid-19 Antigen Rapid Test Kits					$ 209,468	$ 0